Long-Term Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 600
2013	1,459
2014	525
2015	1,000
2018	3,400
2019	2,200
Thereafter	4,542
Altria Group, Inc. [Member]
Debt Instrument [Line Items]
2013	1,459
2014	525
2015	1,000
2018	3,100
2019	2,200
Thereafter	4,542
UST [Member]
Debt Instrument [Line Items]
2012	600
2018	$ 300